Bridge Loans and Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2024
Borrowing costs [abstract]
Schedule of Maturities and Weighted Average Interest Rates	The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2024 and 2023:
	Final	Weighted average effective interest rate	September 30, 2024	September 30, 2023
	maturity	%	$	$

Convertible loan (a)	2028	23.36	40,309,902	11,258,950
Credit facility (b)	2026	14.12	28,229,902	28,747,705
Term loan	2030	33.65	10,767,007	7,718,928
Non-convertible bridge loan (c)	2024	155.04	3,059,996	—
Convertible bridge loan (c)	2024	—	6,853,623	—
Total debt		27.45	89,220,430	47,725,583
Bridge loans			9,913,619	—
Long-term debt			79,306,811	47,725,583
a)	Convertible loan
b)	Amendments to the Credit Facility
c)	Bridge loans

Schedule of Recognized in Net Loss Under Transaction Costs	The PIPE Convertible Notes represent a hybrid financial instrument with a conversion option requiring separation. The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the conversion option embedded derivative is classified at fair value through profit and loss (“FVTPL”).
	Host Amortized cost	Conversion option FVTPL	PIPE Warrants FVTPL	Total
	$	$	$	$
Balance, October 1, 2022	-	-	-	-
Issuance of Tranche A-1 and 595,650 warrants	9,982,830	704,677	18,269,759	28,957,266
Issuance of Tranche A-2 and 9,354 warrants	158,277	12,197	278,685	449,159
Exercise of warrants	-	-	(18,548,444)	(18,548,444)
Interest accretion	1,067,932	-	-	1,067,932
Fair value adjustment	-	21,100	-	21,100
Foreign exchange	49,911	-	-	49,911
Balance, September 30, 2023	11,258,950	737,974	-	11,996,924
Issuance of Tranche B-1 and 24,322 warrants	2,539,580	962,726	2,059,081	5,561,387
Issuance of Tranche B-2	19,605,580	3,985,230	-	23,590,810
Exercise of warrants	-	-	(2,059,081)	(2,059,081)
Interest accretion	7,814,332	-	-	7,814,332
Exercise of conversion option	(1,049,482)	(207)	-	(1,049,689)
Fair value adjustment	-	(5,679,715)	-	(5,679,715)
Foreign exchange	141,077	-	-	141,077
Balance, September 30, 2024	40,310,037	6,008	-	40,316,045

Schedule of Black-Scholes Option Pricing Model	The fair value of the conversion option embedded derivative and the warrants were determined using the Black-Scholes option pricing model and the following assumptions that are Level 3 inputs:
			2024
		Tranche B-1	Tranche B-2
	Conversion option	Warrants	Conversion option
Fair value of the underlying share	US$4.74	US$61.09	US$4.74
Exercise price	US$10.00	US$0.01	US$10.00
Risk-free interest rate	4.05%	4.89%	3.23%
Expected volatility	60%	60%	60%
Expected life	5.00 years	0.04 years	5.00 years
Dividend yield	0%	0%	0%
Fair value	$2.37	$84.65	$2.22
				2023
		Tranche A-1		Tranche A-2
	Conversion option	Warrants	Conversion option	Warrants

Fair value of the underlying share	US$1.67	US$22.92	US$1.75	US$22.60
Exercise price	US$10.00	US$0.01	US$10.00	US$0.01
Risk-free interest rate	3.64%	4.66%	3.92%	4.81%
Expected volatility	60%	60%	60%	60%
Expected life	5.00 years	0.04 years	5.00 years	0.04 years
Dividend yield	0%	0%	0%	0%
Fair value	$0.33	$30.56	$0.36	$29.79

	2024	2023

Fair value of the underlying share	US$0.30	US$1.75
Exercise price	US$10.00	US$10.00
Risk-free interest rate	2.73%	4.25%
Expected volatility	60%	60%
Expected life	3.71 years	4.71 years
Dividend yield	0%	0%
Fair value	$0.001	$0.33

Schedule of Recognized in Net Loss Under Transaction Costs	Transaction fees of $115,355 were incurred in relation to the Bridge Loan. The fees were allocated in proportion of the amount of the Convertible Bridge Loan and the Non-Convertible Bridge Loan. For the year ended September 30, 2024, $37,076 was recognized as a reduction of the Non-Convertible Bridge Loan and $78,279 was recognized in net loss under Transaction costs.
	Non-Convertible Bridge Loan Amortized cost	Convertible Bridge Loan FVTPL	Total
	$	$	$
Balance, October 1, 2023	-	-	-
Issuance of Tranche 1	2,613,300	5,714,630	8,327,930
Interest accretion	477,776	-	477,776
Fair value adjustment	-	1,201,172	1,201,172
Foreign exchange	(31,080)	(62,179)	(93,259)
Balance, September 30, 2024	3,059,996	6,853,623	9,913,619